FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Summary of carrying amounts of each class of financial instruments together with its corresponding fair value and the aggregated carrying amount

				12/31/2024
Financial instruments, analyzed by classes and categories		Carrying		Fair value
in € thousand	Category	amount	Fair value	hierarchy
Non-current assets
Financial assets
Other loans and other investments	AC	66	66	n/a
Other non-current financial assets	AC	69	n/a	n/a

Current assets
Trade receivables and other receivables
Trade receivables	AC	23,609	n/a	n/a
Receivables from equity investees	AC	4,599	n/a	n/a
Other receivables
Exit bonus	AC	—	—	n/a
Receivables from shareholder	AC	4,711	n/a	n/a
Other current assets
Restricted cash	AC	59	n/a	n/a
Other	AC	5,243	n/a	n/a
Cash and cash equivalents	AC	3,791	n/a	n/a

Non-current liabilities		42,147
Non-current borrowings
Loans from other third parties	FLAC	2,000	2,130	Level 3
Loans from shareholders	FLAC	21,000	22,365	Level 3
Loans - host contract	FLAC	—	22,365	Level 3
Loans from other related parties	FLAC	14,000	15	Level 3
Other non-current financial liabilities	FVTPL	5,053	5,053	Level 1
Warrants	FVTPL	5,053	5,053	Level 1

Current liabilities		42,053
Current borrowings
Loans from banks	FLAC	2,219	n/a	n/a
Loans from debt funds		—	—	n/a
Loans - host contract	FLAC	—	n/a	n/a
Loans - embedded derivatives	FVTPL	—	—	n/a
Loans from other third parties	FLAC	1,502	n/a	n/a
Loans from shareholders	FLAC	8,694	n/a	n/a
Loans from other related parties		28,018	—	—
Loans - host contract	FLAC	28,018	n/a	n/a
Loans - embedded derivatives	FVTPL	—	—	n/a
Share option	FVTPL	—	—	Level 3
Trade payables and other liabilities	FLAC	28,179	n/a	n/a

		Carrying
Thereof aggregated by categories	Category	amount
Financial assets measured at amortized cost	AC	42,147
Financial liabilities measured at fair value	FVTPL	5,053
Financial liabilities measured at amortized cost	FLAC	105,612

				12/31/2023
Financial instruments, analyzed by classes and categories		Carrying		Fair value
in € thousand	Category	amount	Fair value	hierarchy
Non-current assets
Financial assets
Other loans and other investments	AC	28	28	n/a
Other non-current financial assets	AC	112	n/a	n/a

Current assets
Trade receivables and other receivables
Trade receivables	AC	40,673	n/a	n/a
Receivables from equity investees	AC	1,599	n/a	n/a
Other receivables
Exit bonus	AC	4,700	4,700	n/a
Receivables from shareholder	AC	107	n/a	n/a
Other current assets
Restricted cash	AC	89	n/a	n/a
Other	AC	1,317	n/a	n/a
Cash and cash equivalents	AC	5,710	n/a	n/a

Non-current liabilities
Non-current borrowings
Loans from other third parties	FLAC	2,336	2,063	Level 3
Loans from shareholders	FLAC	19,854	17,630	Level 3

Current liabilities
Current borrowings
Loans from banks	FLAC	1,225	n/a	Level 3
Loans from shareholders	FLAC	8,102	n/a	n/a
Loans from other related parties	FLAC	16,726	n/a	Level 3
Trade payables and other liabilities	FLAC	25,899	n/a	n/a

Summary of net gains or losses for each of the financial instrument measurement categories differentiated by the respective sources

2024	Subsequent measurement
in € thousand	Interest	Fair value	Total
Financial assets - AC	860	n/a	860
Financial liabilities - FLAC	(4,863)	n/a	(4,863)
Financial assets and liabilities - FVTPL	—	1,028	1,028
Total	(4,003)	1,028	(2,975)

2023	Subsequent measurement
in € thousand	Interest	Fair value	Total
Financial assets - AC	9,499	n/a	9,499
Financial liabilities - FLAC	(9,988)	n/a	(9,988)
Financial assets and liabilities - FVTPL	n/a	—	—
Total	(489)	—	(489)

Summary of allowances for ECL determined for the different classes of financial assets developed

	Trade receivables		Shareholder and
	- not credit	Trade receivables	other loans -
in € thousand	impaired	- credit impaired	credit impaired
Closing Balance 31/12/2022	(19)	(652)	(1,445)
Additions	(118)	(198)	—
Utilization	—	(11,425)	—
Reversal	—	11,706	1,445
Closing Balance 31/12/2023	(137)	(569)	—
Additions	—	—	—
Utilization	14	193	—
Reversal	—	—	—
Closing Balance 31/12/2024	(123)	(376)	—

Summary of the gross carrying amounts by credit-risk rating classes for the several types of financial assets that are not measured at FVTPL

Gross Carrying Amounts by Rating Class			12/31/2024
in € thousand	Stage 1	Stage 2	Stage 3
General approach
Cash and cash equivalents
AAA to BBB (Investment grade)	3,791	—	—
Receivables from shareholders
BBB- to CCC (Below investment grade)	—	4,711	—
Simplified approach
Trade receivables and other receivables
Current (not past due)	—	9,829	—
1-30 days past due	—	919	—
31-60 days past due	—	294	—
61-90 days past due	—	60	—
More than 90 days past due	—	2,822	—
credit-impaired	—	—	5,473
Total	3,791	18,635	5,473

Gross Carrying Amounts by Rating Class			12/31/2023
in € thousand	Stage 1	Stage 2	Stage 3
General approach
Cash and cash equivalents
AAA to BBB (Investment grade)	5,710	—	—
Receivables from shareholders
BBB- to CCC (Below investment grade)	—	4,807	—
Simplified approach
Trade receivables and other receivables
Current (not past due)	—	27,148	(69)
1-30 days past due	—	1,423	(11)
31-60 days past due	—	597	(6)
61-90 days past due	—	651	(7)
More than 90 days past due	—	3,039	(45)
Total	5,710	37,665	(138)

Summary of reconciliation of changes in liabilities arising from financing activities

		Lease
In € thousand	Loans	liabilities	Total
Balance at January 1, 2024	48,244	10,886	59,130
Cash flow from financing activities (excluding changes from restricted cash)	6,173	(2,184)	3,989
Proceeds from loans	3,145	—	3,145
Proceeds from Reorganization	14,443	—	14,443
Repayments of loans	(264)	—	(264)
Principal elements of lease payment	—	(1,543)	(1,543)
Interest paid	(212)	(641)	(853)
Transaction with (minority) shareholder	(10,939)		(10,939)
Changes in the cash flow from financing activities	23,016	993	24,009
Foreign currency effects	—	32	32
New leases	—	306	306
Accrued interest	21,988	655	22,644
Fair value measurement	1,028	—	1,028
Balance at December 31, 2024	77,433	9,694	87,127

		Lease
In € thousand	Loans	liabilities	Total
Balance at January 1, 2023	167,111	1,333	168,444
Cash flow from financing activities (excluding changes from restricted cash)	(83,812)	(819)	(84,631)
Proceeds from loans	—	—	—
Repayments of loans	(81,871)	—	(81,871)
Principal elements of lease payment	—	(715)	(715)
Interest paid	(1,941)	(103)	(2,044)
Changes in the cash flow from financing activities	(35,055)	10,372	(24,683)
Foreign currency effects	—	(77)	(77)
New leases	—	10,347	10,347
Accrued interest	(35,024)	102	(34,922)
Fair value measurement	(32)	—	(32)
Balance at December 31, 2023	48,244	10,886	59,130

Liquidity Risk
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Summary of undiscounted cash outflows of financial liabilities

					12/31/2024
	Cash outflows within				Total cash
in € thousand	≤ 1 year	> 1 ≤ 2 years	> 2 ≤ 5 years	> 5 years	flows
Lease liabilities	2,108	1,928	4,081	6,014	14,131
Borrowings (including embedded derivatives)	—	—	—	—	—
Loans from banks	—	—	—	—	—
Loans from other third parties	727	2,063	—	—	2,790
Loans from shareholders	9,216	21,661	—	—	30,877
Loans from other related parties	24,971	14,394	—	—	39,365
Trade payables and other liabilities	28,179	—	—	—	28,179

					12/31/2023
	Cash outflows within				Total cash
in € thousand	≤ 1 year	> 1 ≤ 2 years	> 2 ≤ 5 years	> 5 years	flows
Lease liabilities	2,073	1,822	3,372	3,758	11,025
Borrowings (including embedded derivatives)	26,053	26,781	—	—	52,835
Loans from banks	1,225	—	—	—	1,225
Loans from other third parties	—	2,778	—	—	2,778
Loans from shareholders	8,102	24,004	—	—	32,106
Loans from other related parties	16,726	—	—	—	16,726
Trade payables and other liabilities	25,899	—	—	—	25,899

Foreign Currency Risk
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Summary of net exposure

functional currency entity	12/31/2024				12/31/2023
	EUR	CNY	USD	HKD	EUR	CNY	USD	HKD
EUR	—	27,201	2,685	(55)		5,010	3,597	—
CNY	13,120	—	(1,262)	(2,071)	27,217		(1,077)	(424)
USD	(876)	(969)	—	—	17	—		—
TWD	1,262	(28)	61	269	1,481	(238)	—	—
HKD	(6,887)	(17,794)	(585)	—	2,026	(2,209)	—
KRW	(2,658)	1,009	(154)	—	(4,276)	—	—	—
MYR	(378)	—	—	—
Total	3,584	9,419	744	(1,857)	26,464	2,563	2,520	(424)

Summary of impact on profit or loss before tax due to reasonably possible change in each material currency

in € thousand	12/31/2024		12/31/2023
	+10%	-10%	+10%	-10%
CNY/EUR	867	(1,059)	2,019	(2,467)
USD/EUR	(315)	384	(325)	398
TWD/EUR	115	(140)	135	(165)
HKD/EUR	(626)	765	184	(225)
KRW/EUR	(242)	295	(389)	475
MYR/EUR	(34)	42	—	—
CNY/TWD	—	—	22	(26)
CNY/HKD	188	(235)	158	(203)
USD/CNY	110	(135)	98	(120)
HKD/USD	(56)	56	—	—

Interest Rate Risk
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Summary of impact on profit or loss before tax due to reasonably possible change in each material currency

Impact to P/L
in € thousand	(income (+)/ expense (-))
12/31/2024
Change in interest rate +1%	(378)
Change in interest rate -1%	378
12/31/2023
Change in interest rate +1%	(296)
Change in interest rate -1%	296